Document And Entity Information	Apr. 30, 2023
Document Information [Line Items]
Entity, Registrant Name	BIOCARDIA, INC.
Document, Type	8-K
Document, Period End Date	Apr. 30, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	0-21419
Entity, Tax Identification Number	23-2753988
Entity, Address, Address Line One	320 Soquel Way
Entity, Address, City or Town	Sunnyvale
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	94085
City Area Code	650
Local Phone Number	226-0120
Current Fiscal Year End Date	--12-31
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000925741
CommonStockParValue0001 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	BCDA
Security Exchange Name	NASDAQ
WarrantToPurchaseCommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrant to Purchase Common Stock
Trading Symbol	BCDAW
Security Exchange Name	NASDAQ